Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of Detailed Information About Inventories

	December 31, 2022	December 31, 2021
Raw materials and consumables	$29,016	$22,395
Work-in-progress	17,171	19,795
Finished goods	8,502	5,350
Service inventory	3,361	3,978
	$58,050	$51,518